UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth Strategies
Fund - Class A, Class T, Class B
and Class C

(formerly Fidelity Advisor Aggressive
Growth Fund)

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.30%
Actual		$ 1,000.00	$ 1,169.20	$ 7.03
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class T	1.55%
Actual		$ 1,000.00	$ 1,168.90	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,017.20	$ 7.80
Class B	2.05%
Actual		$ 1,000.00	$ 1,167.30	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Class C	2.05%
Actual		$ 1,000.00	$ 1,165.00	$ 11.07
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,172.80	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AMAG Pharmaceuticals, Inc.	3.4	3.6
Juniper Networks, Inc.	2.2	2.0
IHS, Inc. Class A	2.1	1.1
Starbucks Corp.	2.1	0.0
IntercontinentalExchange, Inc.	2.1	0.0
Broadcom Corp. Class A	2.0	0.0
St. Jude Medical, Inc.	2.0	2.4
Heckmann Corp.	1.8	2.1
Coach, Inc.	1.6	0.0
First Solar, Inc.	1.6	0.0
	20.9
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	22.2
Consumer Discretionary	17.6	16.4
Industrials	17.3	9.8
Health Care	17.1	33.8
Energy	8.6	1.7
Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Stocks 98.1%		Stocks 97.2%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	18.0%	** Foreign investments	7.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 1.0%
Johnson Controls, Inc.	15,400	$ 306,922
Hotels, Restaurants & Leisure - 5.6%
Royal Caribbean Cruises Ltd.	20,250	304,965
Starbucks Corp. (a)	42,145	606,467
Starwood Hotels & Resorts Worldwide, Inc.	18,622	455,680
Wendy's/Arby's Group, Inc.	68,855	289,191
		1,656,303
Household Durables - 2.1%
Black & Decker Corp.	8,400	269,388
Mohawk Industries, Inc. (a)	9,048	346,267
		615,655
Internet & Catalog Retail - 1.0%
Amazon.com, Inc.	3,700	288,563
Multiline Retail - 1.0%
Kohl's Corp. (a)	6,600	280,302
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	10,180	306,520
Urban Outfitters, Inc. (a)	16,200	330,804
Zumiez, Inc. (a)	25,088	223,785
		861,109
Textiles, Apparel & Luxury Goods - 4.0%
Coach, Inc.	17,800	467,606
Hanesbrands, Inc. (a)	19,407	327,978
Polo Ralph Lauren Corp. Class A	7,000	376,740
		1,172,324
TOTAL CONSUMER DISCRETIONARY		5,181,178
CONSUMER STAPLES - 2.8%
Beverages - 1.8%
Heckmann Corp. (a)(d)	129,400	530,540
Food Products - 1.0%
Bunge Ltd.	4,900	310,023
TOTAL CONSUMER STAPLES		840,563
ENERGY - 8.6%
Energy Equipment & Services - 6.0%
Dril-Quip, Inc. (a)	7,400	305,768
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	8,800	$ 307,736
Noble Corp.	8,700	299,019
Smith International, Inc.	8,300	242,277
Transocean Ltd. (a)	3,800	302,024
Weatherford International Ltd. (a)	15,000	310,500
		1,767,324
Oil, Gas & Consumable Fuels - 2.6%
Continental Resources, Inc. (a)(d)	6,100	180,621
Denbury Resources, Inc. (a)	16,997	292,178
Marathon Oil Corp.	9,370	298,716
		771,515
TOTAL ENERGY		2,538,839
FINANCIALS - 7.5%
Capital Markets - 2.5%
Greenhill & Co., Inc. (d)	3,900	286,650
Morgan Stanley	14,900	451,768
		738,418
Commercial Banks - 1.4%
BB&T Corp.	6,500	145,730
Regions Financial Corp.	31,300	131,147
SunTrust Banks, Inc.	10,200	134,334
		411,211
Diversified Financial Services - 3.1%
BM&F BOVESPA SA	52,800	302,826
IntercontinentalExchange, Inc. (a)	5,600	603,624
		906,450
Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd.	72,000	154,152
TOTAL FINANCIALS		2,210,231
HEALTH CARE - 17.1%
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc. (a)	5,000	101,800
Dendreon Corp. (a)(d)	13,952	316,292
Isis Pharmaceuticals, Inc. (a)	10,666	147,191
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. (a)	16,782	$ 87,938
Vertex Pharmaceuticals, Inc. (a)	10,390	309,726
		962,947
Health Care Equipment & Supplies - 7.6%
ArthroCare Corp. (a)	45,872	447,252
Cyberonics, Inc. (a)	23,674	343,036
Edwards Lifesciences Corp. (a)	4,755	303,559
Masimo Corp. (a)	5,621	134,567
NuVasive, Inc. (a)	7,318	264,326
St. Jude Medical, Inc. (a)	14,994	585,066
Wright Medical Group, Inc. (a)	10,600	165,360
		2,243,166
Life Sciences Tools & Services - 5.0%
AMAG Pharmaceuticals, Inc. (a)	19,348	1,017,704
Illumina, Inc. (a)	7,774	285,384
QIAGEN NV (a)	9,400	165,440
		1,468,528
Pharmaceuticals - 1.2%
Allergan, Inc.	6,487	286,271
Cadence Pharmaceuticals, Inc. (a)	6,500	68,900
		355,171
TOTAL HEALTH CARE		5,029,812
INDUSTRIALS - 17.3%
Aerospace & Defense - 1.4%
Precision Castparts Corp.	4,900	404,593
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	7,700	391,314
Expeditors International of Washington, Inc.	9,200	301,852
		693,166
Construction & Engineering - 1.0%
Quanta Services, Inc. (a)	12,600	287,406
Electrical Equipment - 4.2%
Cooper Industries Ltd. Class A	8,100	265,842
First Solar, Inc. (a)	2,400	456,000
Ocean Power Technologies, Inc. (a)	17,348	126,293
Rockwell Automation, Inc.	12,500	383,625
		1,231,760
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 4.6%
AGCO Corp. (a)	11,400	$ 329,004
Cummins, Inc.	8,900	288,627
Energy Recovery, Inc. (d)	18,108	144,502
Navistar International Corp. (a)	7,300	290,613
Toro Co.	9,600	295,680
		1,348,426
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	217,657
Professional Services - 2.1%
IHS, Inc. Class A (a)	12,902	619,296
Road & Rail - 1.0%
Knight Transportation, Inc.	17,026	302,041
TOTAL INDUSTRIALS		5,104,345
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.5%
Infinera Corp. (a)(d)	11,500	98,440
Juniper Networks, Inc. (a)	26,050	644,217
		742,657
Electronic Equipment & Components - 1.1%
BYD Co. Ltd. (H Shares) (a)	81,500	328,424
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	1,200	316,740
Equinix, Inc. (a)	4,334	322,450
NetEase.com, Inc. sponsored ADR (a)	9,700	335,426
Tencent Holdings Ltd.	29,000	325,706
		1,300,322
Semiconductors & Semiconductor Equipment - 7.2%
ASML Holding NV (NY Shares)	15,000	310,500
Broadcom Corp. Class A (a)	23,300	593,684
Marvell Technology Group Ltd. (a)	37,380	427,253
MEMC Electronic Materials, Inc. (a)	22,026	424,882
National Semiconductor Corp.	24,600	341,448
		2,097,767
Software - 5.9%
Activision Blizzard, Inc. (a)	27,600	333,408
ANSYS, Inc. (a)	10,691	319,233
Autonomy Corp. PLC (a)	13,819	346,249
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	12,000	$ 409,200
Electronic Arts, Inc. (a)	14,600	335,654
		1,743,744
TOTAL INFORMATION TECHNOLOGY		6,212,914
MATERIALS - 5.1%
Chemicals - 3.9%
Intrepid Potash, Inc. (a)	9,200	299,920
Rockwood Holdings, Inc. (a)	15,544	231,916
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	8,033	292,080
Terra Industries, Inc.	12,000	333,480
		1,157,396
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	6,500	353,795
TOTAL MATERIALS		1,511,191
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	54,717	281,793
TOTAL COMMON STOCKS (Cost $29,137,922)		28,910,866
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.53% (b)	423,256	423,256
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	750,000	750,000
TOTAL MONEY MARKET FUNDS (Cost $1,173,256)		1,173,256
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $30,311,178)		30,084,122
NET OTHER ASSETS - (2.1)%		(626,309)
NET ASSETS - 100%		$ 29,457,813
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,550
Fidelity Securities Lending Cash Central Fund	15,560
Total	$ 17,110
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 30,084,122	$ 28,929,591	$ 1,154,531	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.0%
China	4.4%
Bermuda	3.4%
Switzerland	3.1%
Netherlands	1.7%
United Kingdom	1.2%
Liberia	1.0%
Brazil	1.0%
Chile	1.0%
Others (individually less than 1%)	1.2%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $13,020,263 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $1,166,788 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $739,231) - See accompanying schedule: Unaffiliated issuers (cost $29,137,922)	$ 28,910,866
Fidelity Central Funds (cost $1,173,256)	1,173,256
Total Investments (cost $30,311,178)		$ 30,084,122
Foreign currency held at value (cost $785)		785
Receivable for investments sold		1,668,199
Receivable for fund shares sold		15,533
Dividends receivable		23,214
Distributions receivable from Fidelity Central Funds		859
Prepaid expenses		172
Receivable from investment adviser for expense reductions		6,956
Other receivables		464
Total assets		31,800,304

Liabilities
Payable for investments purchased	$ 1,469,764
Payable for fund shares redeemed	59,636
Accrued management fee	11,149
Distribution fees payable	12,453
Other affiliated payables	8,685
Other payables and accrued expenses	30,804
Collateral on securities loaned, at value	750,000
Total liabilities		2,342,491

Net Assets		$ 29,457,813
Net Assets consist of:
Paid in capital		$ 47,364,616
Accumulated net investment loss		(104,117)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,575,042)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(227,644)
Net Assets		$ 29,457,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,814,136 ÷ 1,737,642 shares)	$ 6.22

Maximum offering price per share (100/94.25 of $6.22)	$ 6.60
Class T: Net Asset Value and redemption price per share ($10,929,505 ÷ 1,794,257 shares)	$ 6.09

Maximum offering price per share (100/96.50 of $6.09)	$ 6.31
Class B: Net Asset Value and offering price per share ($3,182,046 ÷ 543,147 shares)A	$ 5.86

Class C: Net Asset Value and offering price per share ($4,081,988 ÷ 696,512 shares)A	$ 5.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($450,138 ÷ 70,587 shares)	$ 6.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 72,576
Income from Fidelity Central Funds (including $15,560 from security lending)		17,110
Total income		89,686

Expenses
Management fee Basic fee	$ 75,233
Performance adjustment	(14,253)
Transfer agent fees	45,203
Distribution fees	67,230
Accounting and security lending fees	8,135
Custodian fees and expenses	16,433
Independent trustees' compensation	93
Registration fees	26,504
Audit	34,942
Legal	106
Miscellaneous	263
Total expenses before reductions	259,889
Expense reductions	(66,086)	193,803
Net investment income (loss)		(104,117)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,489,334)
Foreign currency transactions	5,774
Total net realized gain (loss)		(2,483,560)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $72)	6,703,830
Assets and liabilities in foreign currencies	(528)
Total change in net unrealized appreciation (depreciation)		6,703,302
Net gain (loss)		4,219,742
Net increase (decrease) in net assets resulting from operations		$ 4,115,625

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (104,117)	$ (212,883)
Net realized gain (loss)	(2,483,560)	(14,794,290)
Change in net unrealized appreciation (depreciation)	6,703,302	(9,523,925)
Net increase (decrease) in net assets resulting from operations	4,115,625	(24,531,098)
Distributions to shareholders from net realized gain	-	(5,293,324)
Share transactions - net increase (decrease)	2,218,837	2,828,485
Total increase (decrease) in net assets	6,334,462	(26,995,937)

Net Assets
Beginning of period	23,123,351	50,119,288
End of period (including accumulated net investment loss of $104,117 and $0, respectively)	$ 29,457,813	$ 23,123,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.32	$ 12.05	$ 10.53	$ 9.42	$ 8.61	$ 8.02
Income from Investment Operations
Net investment income (loss)E	(.02)	(.02)H	(.10)	(.05)I	(.06)J	(.09)
Net realized and unrealized gain (loss)	.92	(5.44)	1.62	1.16	.87	.68
Total from investment operations	.90	(5.46)	1.52	1.11	.81	.59
Distributions from net realized gain	-	(1.27)	-	-	-	-
Net asset value, end of period	$ 6.22	$ 5.32	$ 12.05	$ 10.53	$ 9.42	$ 8.61
Total Return B, C, D	16.92%	(50.65)%	14.43%	11.78%	9.41%	7.36%
Ratios to Average Net Assets F, K
Expenses before reductions	1.77% A	1.63%	1.53%	1.62%	1.60%	1.90%
Expenses net of fee waivers, if any	1.30% A	1.30%	1.30%	1.30%	1.33%	1.50%
Expenses net of all reductions	1.29% A	1.28%	1.29%	1.28%	1.25%	1.45%
Net investment income (loss)	(.55)% A	(.21)% H	(.85)%	(.56)% I	(.63)% J	(1.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,814	$ 6,492	$ 12,665	$ 10,123	$ 7,206	$ 6,227
Portfolio turnover rate G	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.21	$ 11.83	$ 10.36	$ 9.29	$ 8.52	$ 7.95
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04) H	(.12)	(.08) I	(.08) J	(.11)
Net realized and unrealized gain (loss)	.90	(5.34)	1.59	1.15	.85	.68
Total from investment operations	.88	(5.38)	1.47	1.07	.77	.57
Distributions from net realized gain	-	(1.24)	-	-	-	-
Net asset value, end of period	$ 6.09	$ 5.21	$ 11.83	$ 10.36	$ 9.29	$ 8.52
Total Return B, C, D	16.89%	(50.81)%	14.19%	11.52%	9.04%	7.17%
Ratios to Average Net Assets F, K
Expenses before reductions	2.15% A	1.94%	1.88%	1.95%	1.93%	2.25%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.58%	1.75%
Expenses net of all reductions	1.54% A	1.53%	1.54%	1.53%	1.50%	1.71%
Net investment income (loss)	(.80)% A	(.46)% H	(1.10)%	(.81)% I	(.88)% J	(1.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,930	$ 9,388	$ 19,144	$ 16,957	$ 16,331	$ 15,101
Portfolio turnover rate G	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.59)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.02	$ 11.44	$ 10.06	$ 9.07	$ 8.36	$ 7.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08) H	(.17)	(.12) I	(.12) J	(.14)
Net realized and unrealized gain (loss)	.87	(5.17)	1.55	1.11	.83	.66
Total from investment operations	.84	(5.25)	1.38	.99	.71	.52
Distributions from net realized gain	-	(1.17)	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.02	$ 11.44	$ 10.06	$ 9.07	$ 8.36
Total Return B, C, D	16.73%	(51.11)%	13.72%	10.92%	8.49%	6.63%
Ratios to Average Net Assets F, K
Expenses before reductions	2.56% A	2.39%	2.28%	2.36%	2.35%	2.67%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.09%	2.25%
Expenses net of all reductions	2.04% A	2.04%	2.04%	2.03%	2.00%	2.21%
Net investment income (loss)	(1.30)% A	(.96)% H	(1.60)%	(1.31)% I	(1.38)% J	(1.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,182	$ 3,203	$ 9,082	$ 9,106	$ 9,237	$ 9,593
Portfoli o turnover rate G	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.03	$ 11.45	$ 10.08	$ 9.08	$ 8.37	$ 7.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08) H	(.18)	(.12) I	(.12) J	(.14)
Net realized and unrealized gain (loss)	.86	(5.15)	1.55	1.12	.83	.66
Total from investment operations	.83	(5.23)	1.37	1.00	.71	.52
Distributions from net realized gain	-	(1.19)	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.03	$ 11.45	$ 10.08	$ 9.08	$ 8.37
Total Return B, C, D	16.50%	(50.99)%	13.59%	11.01%	8.48%	6.62%
Ratios to Average Net Assets F, K
Expenses before reductions	2.56% A	2.38%	2.28%	2.36%	2.34%	2.52%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.09%	2.25%
Expenses net of all reductions	2.04% A	2.04%	2.04%	2.03%	2.01%	2.21%
Net investment income (loss)	(1.30)% A	(.96)% H	(1.60)%	(1.31)% I	(1.38)% J	(1.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,082	$ 3,703	$ 8,270	$ 7,039	$ 7,791	$ 9,136
Portfolio turnover rate G	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.44	$ 12.31	$ 10.72	$ 9.57	$ 8.73	$ 8.10
Income from Investment Operations
Net investment income (loss) D	(.01)	- G, K	(.07)	(.03) H	(.03) I	(.07)
Net realized and unrealized gain (loss)	.95	(5.57)	1.66	1.18	.87	.70
Total from investment operations	.94	(5.57)	1.59	1.15	.84	.63
Distributions from net realized gain	-	(1.30)	-	-	-	-
Net asset value, end of period	$ 6.38	$ 5.44	$ 12.31	$ 10.72	$ 9.57	$ 8.73
Total Return B, C	17.28%	(50.59)%	14.83%	12.02%	9.62%	7.78%
Ratios to Average Net Assets E, J
Expenses before reductions	1.56% A	1.33%	1.20%	1.27%	1.28%	1.35%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.09%	1.25%
Expenses net of all reductions	1.04% A	1.03%	1.04%	1.04%	1.01%	1.20%
Net investment income (loss)	(.30)% A	.04% G	(.60)%	(.31)% H	(.38)% I	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 450	$ 338	$ 959	$ 785	$ 522	$ 648
Portfolio turnover rate F	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Growth Strategies Fund (the Fund) (formerly Fidelity Advisor Aggressive Growth Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,314,203
Unrealized depreciation	(4,303,830)
Net unrealized appreciation (depreciation)	$ (989,627)
Cost for federal income tax purposes	$ 31,073,749

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,936,772 and $42,716,481, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 9,649	$ 38
Class T	.25%	.25%	23,836	74
Class B	.75%	.25%	15,153	11,371
Class C	.75%	.25%	18,592	1,597
			$ 67,230	$ 13,080

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,980
Class T	4,158
Class B*	2,664
Class C*	348
$ 9,150

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,719.33
Class T	20,582.43
Class B	5,002.33
Class C	6,231.34
Institutional Class	669.33
	$ 45,203

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,089 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $72 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 18,092
Class T	1.55%	28,512
Class B	2.05%	7,737
Class C	2.05%	9,486
Institutional Class	1.05%	1,030
		$ 64,857

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,229 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net realized gain
Class A	$ -	$ 1,377,006
Class T	-	2,027,940
Class B	-	921,660
Class C	-	865,938
Institutional Class	-	100,780
Total	$ -	$ 5,293,324

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	690,408	477,197	$ 3,810,936	$ 4,284,076
Reinvestment of distributions	-	121,435	-	1,322,682
Shares redeemed	(173,678)	(428,543)	(941,349)	(3,741,811)
Net increase (decrease)	516,730	170,089	$ 2,869,587	$ 1,864,947
Class T
Shares sold	276,992	424,552	$ 1,478,003	$ 3,574,876
Reinvestment of distributions	-	187,828	-	2,010,170
Shares redeemed	(284,115)	(428,954)	(1,504,414)	(3,651,188)
Net increase (decrease)	(7,123)	183,426	$ (26,411)	$ 1,933,858
Class B
Shares sold	44,340	101,670	$ 225,830	$ 840,022
Reinvestment of distributions	-	85,200	-	883,599
Shares redeemed	(138,686)	(343,428)	(699,033)	(2,879,026)
Net increase (decrease)	(94,346)	(156,558)	$ (473,203)	$ (1,155,405)
Class C
Shares sold	60,807	211,443	$ 309,827	$ 1,826,178
Reinvestment of distributions	-	76,869	-	797,160
Shares redeemed	(100,961)	(273,585)	(508,069)	(2,277,101)
Net increase (decrease)	(40,154)	14,727	$ (198,242)	$ 346,237

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Institutional Class
Shares sold	19,654	23,099	$ 109,663	$ 176,956
Reinvestment of distributions	-	7,047	-	78,484
Shares redeemed	(11,173)	(45,964)	(62,557)	(416,592)
Net increase (decrease)	8,481	(15,818)	$ 47,106	$ (161,152)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAG-USAN-0709
1.786773.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth Strategies
Fund - Institutional Class

(formerly Fidelity Advisor Aggressive
Growth Fund)

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.30%
Actual		$ 1,000.00	$ 1,169.20	$ 7.03
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class T	1.55%
Actual		$ 1,000.00	$ 1,168.90	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,017.20	$ 7.80
Class B	2.05%
Actual		$ 1,000.00	$ 1,167.30	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Class C	2.05%
Actual		$ 1,000.00	$ 1,165.00	$ 11.07
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,172.80	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AMAG Pharmaceuticals, Inc.	3.4	3.6
Juniper Networks, Inc.	2.2	2.0
IHS, Inc. Class A	2.1	1.1
Starbucks Corp.	2.1	0.0
IntercontinentalExchange, Inc.	2.1	0.0
Broadcom Corp. Class A	2.0	0.0
St. Jude Medical, Inc.	2.0	2.4
Heckmann Corp.	1.8	2.1
Coach, Inc.	1.6	0.0
First Solar, Inc.	1.6	0.0
	20.9
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	22.2
Consumer Discretionary	17.6	16.4
Industrials	17.3	9.8
Health Care	17.1	33.8
Energy	8.6	1.7
Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Stocks 98.1%		Stocks 97.2%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	18.0%	** Foreign investments	7.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 1.0%
Johnson Controls, Inc.	15,400	$ 306,922
Hotels, Restaurants & Leisure - 5.6%
Royal Caribbean Cruises Ltd.	20,250	304,965
Starbucks Corp. (a)	42,145	606,467
Starwood Hotels & Resorts Worldwide, Inc.	18,622	455,680
Wendy's/Arby's Group, Inc.	68,855	289,191
		1,656,303
Household Durables - 2.1%
Black & Decker Corp.	8,400	269,388
Mohawk Industries, Inc. (a)	9,048	346,267
		615,655
Internet & Catalog Retail - 1.0%
Amazon.com, Inc.	3,700	288,563
Multiline Retail - 1.0%
Kohl's Corp. (a)	6,600	280,302
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	10,180	306,520
Urban Outfitters, Inc. (a)	16,200	330,804
Zumiez, Inc. (a)	25,088	223,785
		861,109
Textiles, Apparel & Luxury Goods - 4.0%
Coach, Inc.	17,800	467,606
Hanesbrands, Inc. (a)	19,407	327,978
Polo Ralph Lauren Corp. Class A	7,000	376,740
		1,172,324
TOTAL CONSUMER DISCRETIONARY		5,181,178
CONSUMER STAPLES - 2.8%
Beverages - 1.8%
Heckmann Corp. (a)(d)	129,400	530,540
Food Products - 1.0%
Bunge Ltd.	4,900	310,023
TOTAL CONSUMER STAPLES		840,563
ENERGY - 8.6%
Energy Equipment & Services - 6.0%
Dril-Quip, Inc. (a)	7,400	305,768
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	8,800	$ 307,736
Noble Corp.	8,700	299,019
Smith International, Inc.	8,300	242,277
Transocean Ltd. (a)	3,800	302,024
Weatherford International Ltd. (a)	15,000	310,500
		1,767,324
Oil, Gas & Consumable Fuels - 2.6%
Continental Resources, Inc. (a)(d)	6,100	180,621
Denbury Resources, Inc. (a)	16,997	292,178
Marathon Oil Corp.	9,370	298,716
		771,515
TOTAL ENERGY		2,538,839
FINANCIALS - 7.5%
Capital Markets - 2.5%
Greenhill & Co., Inc. (d)	3,900	286,650
Morgan Stanley	14,900	451,768
		738,418
Commercial Banks - 1.4%
BB&T Corp.	6,500	145,730
Regions Financial Corp.	31,300	131,147
SunTrust Banks, Inc.	10,200	134,334
		411,211
Diversified Financial Services - 3.1%
BM&F BOVESPA SA	52,800	302,826
IntercontinentalExchange, Inc. (a)	5,600	603,624
		906,450
Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd.	72,000	154,152
TOTAL FINANCIALS		2,210,231
HEALTH CARE - 17.1%
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc. (a)	5,000	101,800
Dendreon Corp. (a)(d)	13,952	316,292
Isis Pharmaceuticals, Inc. (a)	10,666	147,191
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. (a)	16,782	$ 87,938
Vertex Pharmaceuticals, Inc. (a)	10,390	309,726
		962,947
Health Care Equipment & Supplies - 7.6%
ArthroCare Corp. (a)	45,872	447,252
Cyberonics, Inc. (a)	23,674	343,036
Edwards Lifesciences Corp. (a)	4,755	303,559
Masimo Corp. (a)	5,621	134,567
NuVasive, Inc. (a)	7,318	264,326
St. Jude Medical, Inc. (a)	14,994	585,066
Wright Medical Group, Inc. (a)	10,600	165,360
		2,243,166
Life Sciences Tools & Services - 5.0%
AMAG Pharmaceuticals, Inc. (a)	19,348	1,017,704
Illumina, Inc. (a)	7,774	285,384
QIAGEN NV (a)	9,400	165,440
		1,468,528
Pharmaceuticals - 1.2%
Allergan, Inc.	6,487	286,271
Cadence Pharmaceuticals, Inc. (a)	6,500	68,900
		355,171
TOTAL HEALTH CARE		5,029,812
INDUSTRIALS - 17.3%
Aerospace & Defense - 1.4%
Precision Castparts Corp.	4,900	404,593
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	7,700	391,314
Expeditors International of Washington, Inc.	9,200	301,852
		693,166
Construction & Engineering - 1.0%
Quanta Services, Inc. (a)	12,600	287,406
Electrical Equipment - 4.2%
Cooper Industries Ltd. Class A	8,100	265,842
First Solar, Inc. (a)	2,400	456,000
Ocean Power Technologies, Inc. (a)	17,348	126,293
Rockwell Automation, Inc.	12,500	383,625
		1,231,760
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 4.6%
AGCO Corp. (a)	11,400	$ 329,004
Cummins, Inc.	8,900	288,627
Energy Recovery, Inc. (d)	18,108	144,502
Navistar International Corp. (a)	7,300	290,613
Toro Co.	9,600	295,680
		1,348,426
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	217,657
Professional Services - 2.1%
IHS, Inc. Class A (a)	12,902	619,296
Road & Rail - 1.0%
Knight Transportation, Inc.	17,026	302,041
TOTAL INDUSTRIALS		5,104,345
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.5%
Infinera Corp. (a)(d)	11,500	98,440
Juniper Networks, Inc. (a)	26,050	644,217
		742,657
Electronic Equipment & Components - 1.1%
BYD Co. Ltd. (H Shares) (a)	81,500	328,424
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	1,200	316,740
Equinix, Inc. (a)	4,334	322,450
NetEase.com, Inc. sponsored ADR (a)	9,700	335,426
Tencent Holdings Ltd.	29,000	325,706
		1,300,322
Semiconductors & Semiconductor Equipment - 7.2%
ASML Holding NV (NY Shares)	15,000	310,500
Broadcom Corp. Class A (a)	23,300	593,684
Marvell Technology Group Ltd. (a)	37,380	427,253
MEMC Electronic Materials, Inc. (a)	22,026	424,882
National Semiconductor Corp.	24,600	341,448
		2,097,767
Software - 5.9%
Activision Blizzard, Inc. (a)	27,600	333,408
ANSYS, Inc. (a)	10,691	319,233
Autonomy Corp. PLC (a)	13,819	346,249
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	12,000	$ 409,200
Electronic Arts, Inc. (a)	14,600	335,654
		1,743,744
TOTAL INFORMATION TECHNOLOGY		6,212,914
MATERIALS - 5.1%
Chemicals - 3.9%
Intrepid Potash, Inc. (a)	9,200	299,920
Rockwood Holdings, Inc. (a)	15,544	231,916
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	8,033	292,080
Terra Industries, Inc.	12,000	333,480
		1,157,396
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	6,500	353,795
TOTAL MATERIALS		1,511,191
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	54,717	281,793
TOTAL COMMON STOCKS (Cost $29,137,922)		28,910,866
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.53% (b)	423,256	423,256
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	750,000	750,000
TOTAL MONEY MARKET FUNDS (Cost $1,173,256)		1,173,256
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $30,311,178)		30,084,122
NET OTHER ASSETS - (2.1)%		(626,309)
NET ASSETS - 100%		$ 29,457,813
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,550
Fidelity Securities Lending Cash Central Fund	15,560
Total	$ 17,110
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 30,084,122	$ 28,929,591	$ 1,154,531	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.0%
China	4.4%
Bermuda	3.4%
Switzerland	3.1%
Netherlands	1.7%
United Kingdom	1.2%
Liberia	1.0%
Brazil	1.0%
Chile	1.0%
Others (individually less than 1%)	1.2%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $13,020,263 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $1,166,788 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $739,231) - See accompanying schedule: Unaffiliated issuers (cost $29,137,922)	$ 28,910,866
Fidelity Central Funds (cost $1,173,256)	1,173,256
Total Investments (cost $30,311,178)		$ 30,084,122
Foreign currency held at value (cost $785)		785
Receivable for investments sold		1,668,199
Receivable for fund shares sold		15,533
Dividends receivable		23,214
Distributions receivable from Fidelity Central Funds		859
Prepaid expenses		172
Receivable from investment adviser for expense reductions		6,956
Other receivables		464
Total assets		31,800,304

Liabilities
Payable for investments purchased	$ 1,469,764
Payable for fund shares redeemed	59,636
Accrued management fee	11,149
Distribution fees payable	12,453
Other affiliated payables	8,685
Other payables and accrued expenses	30,804
Collateral on securities loaned, at value	750,000
Total liabilities		2,342,491

Net Assets		$ 29,457,813
Net Assets consist of:
Paid in capital		$ 47,364,616
Accumulated net investment loss		(104,117)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,575,042)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(227,644)
Net Assets		$ 29,457,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,814,136 ÷ 1,737,642 shares)	$ 6.22

Maximum offering price per share (100/94.25 of $6.22)	$ 6.60
Class T: Net Asset Value and redemption price per share ($10,929,505 ÷ 1,794,257 shares)	$ 6.09

Maximum offering price per share (100/96.50 of $6.09)	$ 6.31
Class B: Net Asset Value and offering price per share ($3,182,046 ÷ 543,147 shares)A	$ 5.86

Class C: Net Asset Value and offering price per share ($4,081,988 ÷ 696,512 shares)A	$ 5.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($450,138 ÷ 70,587 shares)	$ 6.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 72,576
Income from Fidelity Central Funds (including $15,560 from security lending)		17,110
Total income		89,686

Expenses
Management fee Basic fee	$ 75,233
Performance adjustment	(14,253)
Transfer agent fees	45,203
Distribution fees	67,230
Accounting and security lending fees	8,135
Custodian fees and expenses	16,433
Independent trustees' compensation	93
Registration fees	26,504
Audit	34,942
Legal	106
Miscellaneous	263
Total expenses before reductions	259,889
Expense reductions	(66,086)	193,803
Net investment income (loss)		(104,117)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,489,334)
Foreign currency transactions	5,774
Total net realized gain (loss)		(2,483,560)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $72)	6,703,830
Assets and liabilities in foreign currencies	(528)
Total change in net unrealized appreciation (depreciation)		6,703,302
Net gain (loss)		4,219,742
Net increase (decrease) in net assets resulting from operations		$ 4,115,625

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (104,117)	$ (212,883)
Net realized gain (loss)	(2,483,560)	(14,794,290)
Change in net unrealized appreciation (depreciation)	6,703,302	(9,523,925)
Net increase (decrease) in net assets resulting from operations	4,115,625	(24,531,098)
Distributions to shareholders from net realized gain	-	(5,293,324)
Share transactions - net increase (decrease)	2,218,837	2,828,485
Total increase (decrease) in net assets	6,334,462	(26,995,937)

Net Assets
Beginning of period	23,123,351	50,119,288
End of period (including accumulated net investment loss of $104,117 and $0, respectively)	$ 29,457,813	$ 23,123,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.32	$ 12.05	$ 10.53	$ 9.42	$ 8.61	$ 8.02
Income from Investment Operations
Net investment income (loss)E	(.02)	(.02)H	(.10)	(.05)I	(.06)J	(.09)
Net realized and unrealized gain (loss)	.92	(5.44)	1.62	1.16	.87	.68
Total from investment operations	.90	(5.46)	1.52	1.11	.81	.59
Distributions from net realized gain	-	(1.27)	-	-	-	-
Net asset value, end of period	$ 6.22	$ 5.32	$ 12.05	$ 10.53	$ 9.42	$ 8.61
Total Return B, C, D	16.92%	(50.65)%	14.43%	11.78%	9.41%	7.36%
Ratios to Average Net Assets F, K
Expenses before reductions	1.77% A	1.63%	1.53%	1.62%	1.60%	1.90%
Expenses net of fee waivers, if any	1.30% A	1.30%	1.30%	1.30%	1.33%	1.50%
Expenses net of all reductions	1.29% A	1.28%	1.29%	1.28%	1.25%	1.45%
Net investment income (loss)	(.55)% A	(.21)% H	(.85)%	(.56)% I	(.63)% J	(1.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,814	$ 6,492	$ 12,665	$ 10,123	$ 7,206	$ 6,227
Portfolio turnover rate G	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.21	$ 11.83	$ 10.36	$ 9.29	$ 8.52	$ 7.95
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04) H	(.12)	(.08) I	(.08) J	(.11)
Net realized and unrealized gain (loss)	.90	(5.34)	1.59	1.15	.85	.68
Total from investment operations	.88	(5.38)	1.47	1.07	.77	.57
Distributions from net realized gain	-	(1.24)	-	-	-	-
Net asset value, end of period	$ 6.09	$ 5.21	$ 11.83	$ 10.36	$ 9.29	$ 8.52
Total Return B, C, D	16.89%	(50.81)%	14.19%	11.52%	9.04%	7.17%
Ratios to Average Net Assets F, K
Expenses before reductions	2.15% A	1.94%	1.88%	1.95%	1.93%	2.25%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.58%	1.75%
Expenses net of all reductions	1.54% A	1.53%	1.54%	1.53%	1.50%	1.71%
Net investment income (loss)	(.80)% A	(.46)% H	(1.10)%	(.81)% I	(.88)% J	(1.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,930	$ 9,388	$ 19,144	$ 16,957	$ 16,331	$ 15,101
Portfolio turnover rate G	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.59)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.02	$ 11.44	$ 10.06	$ 9.07	$ 8.36	$ 7.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08) H	(.17)	(.12) I	(.12) J	(.14)
Net realized and unrealized gain (loss)	.87	(5.17)	1.55	1.11	.83	.66
Total from investment operations	.84	(5.25)	1.38	.99	.71	.52
Distributions from net realized gain	-	(1.17)	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.02	$ 11.44	$ 10.06	$ 9.07	$ 8.36
Total Return B, C, D	16.73%	(51.11)%	13.72%	10.92%	8.49%	6.63%
Ratios to Average Net Assets F, K
Expenses before reductions	2.56% A	2.39%	2.28%	2.36%	2.35%	2.67%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.09%	2.25%
Expenses net of all reductions	2.04% A	2.04%	2.04%	2.03%	2.00%	2.21%
Net investment income (loss)	(1.30)% A	(.96)% H	(1.60)%	(1.31)% I	(1.38)% J	(1.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,182	$ 3,203	$ 9,082	$ 9,106	$ 9,237	$ 9,593
Portfoli o turnover rate G	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.03	$ 11.45	$ 10.08	$ 9.08	$ 8.37	$ 7.85
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08) H	(.18)	(.12) I	(.12) J	(.14)
Net realized and unrealized gain (loss)	.86	(5.15)	1.55	1.12	.83	.66
Total from investment operations	.83	(5.23)	1.37	1.00	.71	.52
Distributions from net realized gain	-	(1.19)	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.03	$ 11.45	$ 10.08	$ 9.08	$ 8.37
Total Return B, C, D	16.50%	(50.99)%	13.59%	11.01%	8.48%	6.62%
Ratios to Average Net Assets F, K
Expenses before reductions	2.56% A	2.38%	2.28%	2.36%	2.34%	2.52%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.09%	2.25%
Expenses net of all reductions	2.04% A	2.04%	2.04%	2.03%	2.01%	2.21%
Net investment income (loss)	(1.30)% A	(.96)% H	(1.60)%	(1.31)% I	(1.38)% J	(1.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,082	$ 3,703	$ 8,270	$ 7,039	$ 7,791	$ 9,136
Portfolio turnover rate G	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.44	$ 12.31	$ 10.72	$ 9.57	$ 8.73	$ 8.10
Income from Investment Operations
Net investment income (loss) D	(.01)	- G, K	(.07)	(.03) H	(.03) I	(.07)
Net realized and unrealized gain (loss)	.95	(5.57)	1.66	1.18	.87	.70
Total from investment operations	.94	(5.57)	1.59	1.15	.84	.63
Distributions from net realized gain	-	(1.30)	-	-	-	-
Net asset value, end of period	$ 6.38	$ 5.44	$ 12.31	$ 10.72	$ 9.57	$ 8.73
Total Return B, C	17.28%	(50.59)%	14.83%	12.02%	9.62%	7.78%
Ratios to Average Net Assets E, J
Expenses before reductions	1.56% A	1.33%	1.20%	1.27%	1.28%	1.35%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.09%	1.25%
Expenses net of all reductions	1.04% A	1.03%	1.04%	1.04%	1.01%	1.20%
Net investment income (loss)	(.30)% A	.04% G	(.60)%	(.31)% H	(.38)% I	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 450	$ 338	$ 959	$ 785	$ 522	$ 648
Portfolio turnover rate F	350% A	276%	177%	173%	213%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Growth Strategies Fund (the Fund) (formerly Fidelity Advisor Aggressive Growth Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,314,203
Unrealized depreciation	(4,303,830)
Net unrealized appreciation (depreciation)	$ (989,627)
Cost for federal income tax purposes	$ 31,073,749

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,936,772 and $42,716,481, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 9,649	$ 38
Class T	.25%	.25%	23,836	74
Class B	.75%	.25%	15,153	11,371
Class C	.75%	.25%	18,592	1,597
			$ 67,230	$ 13,080

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,980
Class T	4,158
Class B*	2,664
Class C*	348
$ 9,150

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,719.33
Class T	20,582.43
Class B	5,002.33
Class C	6,231.34
Institutional Class	669.33
	$ 45,203

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,089 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $72 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 18,092
Class T	1.55%	28,512
Class B	2.05%	7,737
Class C	2.05%	9,486
Institutional Class	1.05%	1,030
		$ 64,857

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,229 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net realized gain
Class A	$ -	$ 1,377,006
Class T	-	2,027,940
Class B	-	921,660
Class C	-	865,938
Institutional Class	-	100,780
Total	$ -	$ 5,293,324

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	690,408	477,197	$ 3,810,936	$ 4,284,076
Reinvestment of distributions	-	121,435	-	1,322,682
Shares redeemed	(173,678)	(428,543)	(941,349)	(3,741,811)
Net increase (decrease)	516,730	170,089	$ 2,869,587	$ 1,864,947
Class T
Shares sold	276,992	424,552	$ 1,478,003	$ 3,574,876
Reinvestment of distributions	-	187,828	-	2,010,170
Shares redeemed	(284,115)	(428,954)	(1,504,414)	(3,651,188)
Net increase (decrease)	(7,123)	183,426	$ (26,411)	$ 1,933,858
Class B
Shares sold	44,340	101,670	$ 225,830	$ 840,022
Reinvestment of distributions	-	85,200	-	883,599
Shares redeemed	(138,686)	(343,428)	(699,033)	(2,879,026)
Net increase (decrease)	(94,346)	(156,558)	$ (473,203)	$ (1,155,405)
Class C
Shares sold	60,807	211,443	$ 309,827	$ 1,826,178
Reinvestment of distributions	-	76,869	-	797,160
Shares redeemed	(100,961)	(273,585)	(508,069)	(2,277,101)
Net increase (decrease)	(40,154)	14,727	$ (198,242)	$ 346,237

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Institutional Class
Shares sold	19,654	23,099	$ 109,663	$ 176,956
Reinvestment of distributions	-	7,047	-	78,484
Shares redeemed	(11,173)	(45,964)	(62,557)	(416,592)
Net increase (decrease)	8,481	(15,818)	$ 47,106	$ (161,152)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAGI-USAN-0709
1.786774.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 23, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 23, 2009